Eaton Vance Management

One Post Office Square

Boston, MA 02109

(617) 482-8260

www.eatonvance.com

August 4, 2025

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance California Municipal Bond Fund

Eaton Vance New York Municipal Bond Fund

Preliminary Proxy Materials Relating to 2025 Annual Meeting of Shareholders

Ladies and Gentlemen:

Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund (each, a “Fund,” and together, the “Funds”) are transmitting for filing under Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Funds’ joint preliminary proxy statement (the Proxy Statement”) and the forms of proxy (collectively, the “Preliminary Proxy Materials”) relating to each Fund’s 2025 Annual Meeting of Shareholders. Although each Fund is holding a separate meeting, the meetings will be held concurrently.

As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies for each Fund with respect to the following proposals: (1) approving the liquidation and termination of the Fund pursuant to the Plan of Liquidation and Termination adopted by the Board of Trustees of the Fund; and (2) the election of the Class II Trustees.

Please be advised that, in accordance with Rule 14a-6(d) of the Exchange Act, each Fund intends to release definitive proxy materials on or prior to August 14, 2025 by sending to its respective shareholders a definitive proxy statement and form of proxy.

Please direct any communications concerning the Preliminary Proxy Materials to Thomas R. Hiller of Ropes & Gray LLP at (617) 951-7439 or Thomas.Hiller@ropesgray.com.

Very truly yours,

/s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo

cc:	Thomas R. Hiller, Ropes & Gray LLP

Sarah Clinton, Ropes & Gray LLP